Note 7 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Operating and Financing Leases [Text Block]
Note
7.
Leases

Operating Leases

Avalon leases golf carts, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases. On
January 1, 2019,
as a result of the adopted ASU
2016
-
02,
the Company recorded a ROU asset and related lease liability of approximately
$
1.7
million. Our operating leases have remaining lease terms ranging from
1
to
5
years. The weighted average remaining lease term on operating leases was approximately
3.1
years at
December 31, 2019.

In connection with the purchase of New Castle Country Club’s real property assets on
May 13, 2019,
the Company assumed the remaining term of New Castle Country Club’s golf cart operating lease. At acquisition, the Company recorded an operating lease right-of-use asset and corresponding obligation under operating leases of approximately
$
126,000
.
The golf cart operating lease had a remaining lease term of
3
years at the acquisition date (See Note
18
). In addition, subsequent to the purchase, the Company also entered into new operating lease agreements for additional golf and maintenance carts. The Company recorded an operating lease right-of-use asset and corresponding obligation under operating leases of approximately
$194,000
.

Leased property and associated obligations under operating leases at
December 31, 2019
consists of the following (in thousands):

2019
Operating lease right-of-use assets	$1,466

Current portion of obligations under operating leases	$513
Long-term portion of obligations under operating leases	953
Total obligations under operating leases	$1,466

The weighted average discount rate on operating leases was
5.01%
at
December 31, 2019.

Finance Leases

In
November 2003,
Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten
(
10
) years with
four
(
4
) consecutive
ten
(
10
) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay
$15,000
in annual rent and make leasehold improvements of
$150,000
per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of
$150,000
will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options. At
December 31, 2019
there were approximately
33.8
years remaining on the golf course and related facilities finance lease.

In addition, the golf and related operations also entered into lease agreements for vehicles, golf course maintenance and restaurant equipment and the captive landfill operations entered into lease agreements for equipment which were determined to be finance leases. At
December 31, 2019,
the vehicles, golf course maintenance and restaurant equipment and the landfill operations equipment have remaining lease terms ranging from
1
to
5
years at
December 31, 2019.
The weighted average remaining lease term on the vehicles and equipment leases was approximately
2.3
years at
December 31, 2019.

Leased property and associated obligations under finance leases at
December 31, 2019
and
2018
consists of the following (in thousands):

	2019	2018
Leased property under finance leases	$11,758	$11,442
Less accumulated amortization	(5,880)	(5,374)
Leased property under finace leases, net	$5,878	$6,068

Current portion of obligations under finance leases	$295	$236
Long-term portion of obligations under finance leases	555	688
Total obligations under finance leases	$850	$924

The weighted average discount rate on finance leases was
5.2%
at
December 31, 2019
and
4.8%
at
December 31, 2018.

For the years ended
December 31, 2019
and
2018,
components of lease expense were as follows (in thousands):

	2019	2018
Operating lease cost:
Rental expense	$775	$562

Finance lease cost:
Depreciation expense on right-of-use assets	$506	$373
Interest expense on lease liabilities	43	49
Total finance lease cost	$549	$422

Future commitments under long-term, operating and finance leases at
December 31, 2019
are as follows (in thousands):

	Finance	Operating	Total
2020	$332	$575	$907
2021	285	513	798
2022	87	323	410
2023	29	154	183
2024	18	27	45
Thereafter	420	-	420
Total lease payments	1,171	1,592	2,763
Less imputed interest	321	126	447
Total	850	1,466	2,316
Less: current portion of obligations under leases	295	513	808
Long-term portion of obligations under leases	$555	$953	$1,508

Future commitments under long-term, operating and finance leases at
December 31, 2018
are as follows (in thousands):

	Finance	Operating	Total
2019	$277	$563	$840
2020	277	483	760
2021	229	419	648
2022	32	277	309
2023	21	113	134
Thereafter	435	-	435
Total lease payments	1,271	$1,855	$3,126
Less imputed interest	347
Total	924
Less: current portion of obligations under finance leases	236
Long-term portion of obligations under finance leases	$688